Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 4,187,946	$ 3,540,696
Less: allowance for credit losses	(16,137)	(23,064)
Accounts receivable, net	$ 4,171,809	$ 3,517,632